Significant Acquisitions and Disposals - Additional Information (Detail) $ in Millions, $ in Billions	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Sep. 18, 2017 CAD ($)	Sep. 18, 2017 USD ($)	Oct. 31, 2016 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 16,536	$ 16,156			$ 16,662
Scottrade Bank [member]
Disclosure of detailed information about business combination [line items]
Percentage of outstanding equity acquired			100.00%	100.00%
Cash consideration			$ 1,600	$ 1.4
Goodwill			$ 34